Old Mutual Funds II
Supplement Dated October 21, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011 as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual Barrow Hanley Value Fund

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Barrow Hanley Value Fund – Management” on page 8 of the Prospectus:

Investment Manager:                                           Old Mutual Capital, Inc.
Investment Sub-Adviser:                                           Barrow Hanley
Portfolio Managers:

Name	Title	Length of Service with Barrow Hanley
James P. Barrow	Portfolio Manager President and Executive Director	Since 1979 Since 2000
Robert J. Chambers, CFA	Portfolio Manager, Managing Director	Since 1994
Timothy J. Culler, CFA	Portfolio Manager, Managing Director	Since 1999
J. Ray Nixon, Jr.	Portfolio Manager, Executive Director	Since 1994
Mark Giambrone, CPA	Portfolio Manager, Managing Director	Since 1999

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers” on page 80 of the Prospectus:

OLD MUTUAL BARROW HANLEY VALUE FUND

James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Portfolio Manager, a position he has held since 1979, and President, a position he has held since 2000.

Robert J. Chambers, CFA joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.

Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large value equity team.

Old Mutual Large Cap Growth Fund

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Large Cap Growth Fund – Management” on page 25 of the Prospectus:

Investment Manager:                                           Old Mutual Capital, Inc.
Investment Sub-Adviser:                                           Ashfield
Portfolio Managers:

Name	Title	Length of Service with Ashfield
Peter A. Johnson	Portfolio Manager/Analyst	Since 1994
Gregory M. Jones, CFA	Portfolio Manager/Analyst and Director of Global Equities	Since 2011
J. Stephen Lauck, CFA	President, CEO and Portfolio Manager/Analyst	Since 1984
Marc W. Lieberman, CFA	Director of Research Portfolio Manager/Analyst	Since 2010 Since 2002
J. Stephen Thornborrow	Portfolio Manager/Analyst	Since 1984

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers” on page 81 of the Prospectus:

OLD MUTUAL LARGE CAP GROWTH FUND

A team of portfolio managers comprise Ashfield’s Large Cap Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1994.

Gregory M. Jones, CFA, serves as Director of Global Equities and Portfolio Manager/Analyst for Ashfield, positions he has held since January 2011. Prior to joining Ashfield, Mr. Jones served as Manager of Emerging Markets and Developed Asia for Omega Advisors from March 2010 to January 2011, and also as Chief Executive Officer of Jadeite Capital from 2007 to January 2011. Mr. Jones served as Managing Director and Senior Portfolio Manager for Clay Finlay Inc. from 1995 to 2007.

J. Stephen Lauck, CFA, serves as President, CEO and Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Marc W. Lieberman, CFA, serves as Director of Research (since October 2010) and Portfolio Manager/Analyst for Ashfield (since 2002).

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

The following replaces in its entirety the section of the Prospectus entitled “More About the Funds – Non-Fundamental Investment Policy” on page 60 of the Prospectus:

Each of the Old Mutual Focused Fund, Old Mutual Large Cap Growth Fund, Old Mutual Copper Rock International Small Cap Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual TS&W Small Cap Value Fund, Old Mutual Dwight Intermediate Fixed Income Fund and Old Mutual Dwight Short Term Fixed Income Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name.  Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

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Distributed by Old Mutual Investment Partners
R-11-067   10/2011

Old Mutual Funds II
Supplement Dated October 21, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 26, 2010 as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following table replaces in its entirety the table in the SAI entitled “Exhibit C – Portfolio Manager Disclosure” on page C-1 of the SAI:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
James P. Barrow	Barrow Hanley Value Fund	Over $1,000,000
Dennis Bein	Analytic U.S. Long/Short Fund	None
Ryan Brown	Analytic U.S. Long/Short Fund	$1 - $10,000
Harindra de Silva	Analytic U.S. Long/Short Fund	None
Robert J. Chambers, CFA*	Barrow Hanley Value Fund	None
Timothy J. Culler, CFA*	Barrow Hanley Value Fund	None
Stephen Dexter	Copper Rock International Small Cap Fund	None
Mark Giambrone, CPA*	Barrow Hanley Value Fund	None
David R. Hardin	Barrow Hanley Core Bond Fund	None
Brett P. Hawkins	TS&W Mid-Cap Value Fund	$10,001 - $50,000
Jerome J. Heppelmann	Focused Fund	$500,001 - $1,000,000
Peter A. Johnson	Large Cap Growth Fund	None
Gregory M. Jones	Large Cap Growth Fund	None
W. Frank Koster	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Stephen Lauck	Large Cap Growth Fund	$100,001 - $500,000

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Marc W. Lieberman	Large Cap Growth Fund	$10,001 - $50,000
Mark C. Luchsinger, CFA	Barrow Hanley Core Bond Fund	None
Edwin A. Martin	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Scott McDonald, CFA	Barrow Hanley Core Bond Fund	None
Edward B. Meigs	Dwight High Yield Fund	None
Michael K. Moran	Heitman REIT Fund	$1 - $10,000
J. Ray Nixon, Jr.*	Barrow Hanley Value Fund	None
Paul Norris	Dwight Intermediate Fixed Income Fund	$1 - $10,000
	Dwight Short Term Fixed Income Fund	None
Deborah A. Petruzzelli	Barrow Hanley Core Bond Fund	None
Timothy J. Pire	Heitman REIT Fund	$10,001 - $50,000
Frank H. Reichel III	TS&W Small Cap Value Fund	Over $1,000,000
Denise Selden	Copper Rock International Small Cap Fund	None
H. David Shea	Copper Rock International Small Cap Fund	None
Sean M. Slein	Dwight High Yield Fund	None
J. Stephen Thornborrow	Large Cap Growth Fund	None
John S. Williams, CFA	Barrow Hanley Core Bond Fund	None
Jeffrey D. Yurk	Heitman REIT Fund	None
*As of June 30, 2011

In the table entitled “Other Accounts Managed” in the section of the SAI entitled “Exhibit C – Portfolio Manager Disclosure” on page C-6 of the SAI, Bradley J. Fretz is removed, and on pages C-5 through C-9 of the SAI the following Portfolio Managers are added:

Robert J. Chambers, CFA*	1 Registered Investment Company with $654.4 million in total assets under management.
1 Other Pooled Investment Vehicle with $433.2 million in total assets under management.
31 Other Accounts with $2.6 billion in total assets under management.
Timothy J. Culler, CFA*	1 Registered Investment Company with $390.4 million in total assets under management.
34 Other Accounts with $3.4 billion in total assets under management, of which 2 accounts ($508.1 million) are subject to a performance-based advisory fee.
Mark Giambrone, CPA*	12 Registered Investment Companies with $4.9 billion in total assets under management, of which 1 account ($3.1 billion) is subject to a performance-based advisory fee.
2 Other Pooled Investment Vehicles with $297.7 million in total assets under management.
38 Other Accounts with $2.7 billion in total assets under management.
J. Ray Nixon, Jr.*	2 Registered Investment Companies with $1.5 billion in total assets under management.
28 Other Accounts with $2.5 billion in total assets under management.
*As of June 30, 2011

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Distributed by Old Mutual Investment Partners
R-11-068  10/2011